Document and Entity Information	Sep. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2022
Entity File Number	001-31225
Entity Registrant Name	ENPRO INDUSTRIES, INC
Entity Central Index Key	0001164863
Entity Incorporation, State or Country Code	NC
Entity Tax Identification Number	01-0573945
Entity Address, Address Line One	5605 Carnegie Boulevard
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28209
City Area Code	704
Local Phone Number	731-1500
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	NPO
Security Exchange Name	NYSE